Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

December 14, 2015

VIA EDGAR

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”) on behalf of Eaton Vance Focused Global Opportunities Fund, Eaton Vance Focused International Opportunities Fund and Eaton Vance International Small-Cap Fund (each, a “Fund” and together, the “Funds”)

Post-Effective Amendment No. 182 (1933 Act File No. 002-22019)

Amendment No. 155 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (“SAI”) for the Funds listed above, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is marked to show changes from the Funds’ prospectuses and SAIs contained in the post-effective amendment to the Registrant’s registration statement filed under Rule 485(a) with the Securities and Exchange Commission (the “Commission”) on October 1, 2015 (Accession No. 0000940394-15-001162) (the “Filing”).  A separate correspondence was filed on December 4, 2015 for the purpose of responding to comments with respect to the Filing provided by Lisa Larkin, of the Staff of the Division of Investment Management of the U.S. Securities and Exchange Commission, to the undersigned via telephone on November 12, 2015.

This Amendment is filed pursuant to Rule 485(b) and will be effective December 15, 2015.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President